Consolidated Balance Sheets (FY) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses		$ 20,886	$ 921
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	949,999,000	949,999,000	949,999,000
Common stock, shares issued (in shares)	44,284,833	44,510,051	43,916,815
Common stock, shares outstanding (in shares)	44,284,833	44,510,051	43,916,815
Commercial Mortgage Backed Securities [Member]
Aggregate carrying value	$ 0	$ 179,392	$ 387,294
Series A Convertible Preferred Stock
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	60,000	60,000	60,000
Preferred stock, shares issued (in shares)	25,567	40,515	40,500
Preferred stock, shares outstanding (in shares)	25,567	40,515	40,500
Series C Convertible Preferred Stock
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000	20,000	20,000
Preferred stock, shares issued (in shares)	1,400	1,400	1,400
Preferred stock, shares outstanding (in shares)	1,400	1,400	1,400
Collaterized loan obligation
Allowance for loan losses		$ 19,400	$ 800
Restricted cash	$ 128,300	$ 98,600	$ 89,300